LICENSE RIGHT (Details Narrative) - USD ($)	4 Months Ended	9 Months Ended		10 Months Ended
	May 06, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 15, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
License right		$ 4,804,167			$ 0
Amortization expense		0	$ 0
Issuance of convertible debt		1,500,000
Payments to Acquire Intangible Assets		4,804,167	$ (0)
VyGen-Bio [Member]
Finite-Lived Intangible Assets [Line Items]
Notes Issued				$ 3,250,000
Debt Instrument, Maturity Date				Dec. 31, 2021
Consensi License Right [Member]
Finite-Lived Intangible Assets [Line Items]
License right		$ 0			$ 0
Vy Gen Options [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	$ 750,000